As filed with the Securities and Exchange Commission on May 31, 2000

                                                     1933 Act File No. 333-92069
                                                      1940 Act File No. 811-5690

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]

                  Pre-Effective Amendment No.         ------               [   ]
                  Post-Effective Amendment No.           1                 [ X ]
                                                      ------


                        (Check appropriate box or boxes.)

                           FIRST INVESTORS SERIES FUND
               (Exact name of Registrant as Specified in Charter)


                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 858-8000

                               Ms. Concetta Durso
                          Secretary and Vice President
                      First Investors Fund For Income, Inc.
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

 Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

      No filing fee is required because of reliance on Section 24(f) of the
                  Investment Company Act of 1940, as amended.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B were previously filed.

                           FIRST INVESTORS SERIES FUND
                            PART C. OTHER INFORMATION
                            -------------------------


Item 15.     Indemnification
             ---------------

             Article XI, Section 1 of Registrant's Declaration of Trust provides as follows:

             Section 1.

             Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

             Article XI, Section 2 of Registrant's Declaration of Trust provides as follows:

             Section 2.

             (a) Subject to the exceptions and limitations contained in Section (b) below:

                    (i) every person who is, or has been, a Trustee or officer of the Trust (a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

             (b)    No indemnification  shall be provided hereunder to a Covered
                    Person:

                    (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                    (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                            (A) by the court or other body approving the settlement; or

                            (B) by at least a majority or those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                            (C) by written opinion of independent legal counsel based upon a review of readily
                                    available   facts  (as  opposed  to  a  full
                                    trial-type inquiry); provided, however, that
                                    any  Shareholder  may, by appropriate  legal
                                    proceedings,      challenge     any     such
                                    determination   by  the   Trustees,   or  by
                                    independent counsel.

             (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under the law.

             (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither interested persons of the Trust nor are parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

                The general effect of this Indemnification will be to indemnify the officers and Trustees of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a Trustee or officer of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office.

                The Registrant's Investment Advisory Agreement provides as follows:

                The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Company shall be deemed, when rendering services to the Company or acting in any business of the Company, to be rendering such services to or acting solely for the Company and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

                The Registrant's Underwriting Agreement provides as follows:

                The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the shares of the Fund through dealers and to perform its duties in redeeming and repurchasing the shares of the Fund, but nothing contained in this Agreement shall make the Underwriter or any of its officers and directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees, or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement provided that nothing herein contained shall protect the Underwriter against any liability to the Fund or to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which they may have under the Securities Act of 1933 or the Investment Company Act of 1940.

                Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore unenforceable

Item 16.        Exhibits

        (1)(i)  Amended and Restated Declaration of Trust(1)

           (ii) Supplemental Declaration of Trust(2)

        (2)     By-laws(1)

        (3)     Voting trust agreement - none.

        (4) Agreement and Plan of Reorganization and Termination is attached as Appendix A to the Prospectus/Proxy Statement.(3)

        (5) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated September 19, 1988, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration

                Statement, and (b) Articles III and V of Registrant's By-laws, previously filed as Exhibit 99.B2 to Registrant's Registration Statement.

        (6) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.(1)

        (7) Underwriting Agreement between Registrant and First Investors Corporation.(1)

        (8)     Bonus, profit sharing or pension plans - none

        (9)(i)  Custodian Agreement between Registrant and Irving Trust Company1

           (ii) Supplement to Custodian Agreement between Registrant and The Bank of New York(1)

        (10)(i) Amended and Restated Class A Distribution Plan(1)

           (ii) Class B Distribution Plan(1)

        (11) Opinion and Consent of Counsel regarding the legality of securities being registered(3)

        (12) Opinion and Consent of Counsel regarding certain tax matters - filed herewith

        (13)(i) Administration  Agreement  between  Registrant,  First Investors
                Management  Company,   Inc.,  First  Investors  Corporation  and
                Administrative Data Management Corp.(1)

        (ii)    Schedule A to Administration Agreement(2)

        (14)    Consent of independent public accountants(3)

        (15)    Financial statements omitted from Part B - none

        (16)    Powers of Attorney(1)

        (17)    Additional exhibits -- none

-------------
(1) Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-25623) filed on April 23, 1996.
(2) Incorporated by reference from Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 33-25623) filed on May 15, 1997.
(3)     Incorporated  by  reference  from  Pre-Effective   Amendment  No.  1  to
        Registrant's Registration Statement on Form N-14 (File No. 333-92069) filed on January 13, 2000.

Item 17.        Undertakings

        (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of May, 2000.


                                         FIRST INVESTORS SERIES FUND


                                         By:/s/ Glenn O. Head
                                            -----------------
                                              Glenn O. Head
                                              President and Trustee


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




/s/ Glenn O. Head                             Principal Executive          May 25, 2000
-----------------------------------------
Glenn O. Head                                 Officer and Trustee

/s/ Joseph I. Benedek                         Principal Financial          May 25, 2000
-----------------------------------------
Joseph I. Benedek                             And Accounting Officer

                   *                          Trustee                      May 25, 2000
-----------------------------------------
Kathryn S. Head

/s/ Larry R. Lavoie                           Trustee                      May 25, 2000
-----------------------------------------
Larry R. Lavoie

                   *                          Trustee                      May 25, 2000
-----------------------------------------
Herbert Rubinstein

                   *                          Trustee                      May 25, 2000
-----------------------------------------
Nancy Schaenen

                   *                          Trustee                      May 25, 2000
-----------------------------------------
James M. Srygley





                   *                          Trustee                      May 25, 2000
-----------------------------------------
John T. Sullivan


                   *                          Trustee                      May 25, 2000
-----------------------------------------
Rex R. Reed

                   *                          Trustee                      May 25, 2000
-----------------------------------------
Robert F. Wentworth





*By:     /s/ Larry R. Lavoie
         -------------------
         Larry R. Lavoie
         Attorney-in-fact

                                INDEX TO EXHIBITS
Exhibit
Number                   Description                                        Page
------                   -----------                                        ----

(1)(i)    Amended and Restated Declaration of Trust(1)

(1)(ii)   Supplemental Declaration of Trust(2)

(2)       By-laws(1)

(3)       Voting trust agreement - none.

(4) Agreement and Plan of Reorganization and Termination is attached as Appendix A to the Prospectus/Proxy Statement.(3)

(5) Shareholders' rights are contained in (a) Articles III, VIII, X, XI and XII of Registrant's Amended and Restated Declaration of Trust dated September 19, 1988, as amended September 22, 1994, previously filed as Exhibit 99.B1 to Registrant's Registration Statement, and (b) Articles III and V of Registrant's By-laws, previously filed as
          Exhibit 99.B2 to Registrant's Registration Statement.

(6) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc.(1)

(7)       Underwriting   Agreement   between   Registrant  and  First  Investors
          Corporation.(1)

(8)       Bonus, profit sharing or pension plans - none

(9)(i)    Custodian Agreement between Registrant and Irving Trust Company(1)

(9)(ii) Supplement to Custodian Agreement between Registrant and The Bank of New York(1)

(10)(i)   Amended and Restated Class A Distribution Plan(1)

(10)(ii)  Class B Distribution Plan(1)

(11) Opinion and Consent of Counsel regarding the legality of securities being registered.(3)

(12) Opinion and Consent of Counsel regarding certain tax matters - filed herewith.

(13)(i)   Administration   Agreement   between   Registrant,   First   Investors
          Management   Company,    Inc.,   First   Investors   Corporation   and
          Administrative Data Management Corp.(1)

(13(ii)   Schedule A to Administration Agreement(2)

(14)      Consent of independent public accountants.(3)

(15)      Financial statements omitted from Part B - none

(16)      Powers of Attorney(1)

(17)      Additional exhibits -- none


-------------
(1) Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Registration Statement (File No. 33-25623) filed on April 23, 1996.
(2) Incorporated by reference from Post-Effective Amendment No. 22 to Registrant's Registration Statement (File No. 33-25623) filed on May 15, 1997.
(3)     Incorporated  by  reference  from  Pre-Effective   Amendment  No.  1  to
        Registrant's Registration Statement on Form N-14 (File No. 333-92069) filed on January 13, 2000.